ING LIFE INSURANCE AND ANNUITY COMPANY and its Variable Annuity Account C Opportunity Plus Multiple Option Group Variable Annuity Contracts

         Supplement dated April 30, 2007 to the Contract Prospectus, Contract Prospectus Summary and
                        Statement of Additional Information, each dated April 30, 2007, as supplemented

This supplement updates certain information contained in your Contract Prospectus, Contract Prospectus
Summary and Statement of Additional Information (SAI). Please read it carefully and keep it with your current Contract Prospectus, Contract Prospectus Summary and SAI for future reference.

The Pax World Balanced Fund (Individual Investor Class) is available to the general public. See
“Investment Options – Additional Risks of Investing in the Funds” in your Contract Prospectus for further information.

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial
Advisers, LLC (Member SIPC), 151 Farmington Avenue, Hartford, CT 06156, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V.
Insurance obligations are the responsibility of each individual company.

X.75962-07A C07-0430-004R	April 2007